CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Treasury Stock [Member]	Accumulated other comprehensive income [Member]	Retained earnings [Member]	Attributable to the shareholders of Actions Semiconductor Co., Ltd. [Member]	Non controlling interest [Member]
Balance at Dec. 31, 2011	$ 278,206,000	$ 1,000	$ 61,044,000	$ (40,444,000)	$ 32,589,000	$ 225,037,000	$ 278,227,000	$ (21,000)
Balance, shares at Dec. 31, 2011		413,985,636
Repurchase of ordinary shares	(4,166,000)						(4,166,000)
Repurchase of ordinary shares, shares	(14,812,056)	(14,812,056)
Repurchase of ordinary shares				(4,166,000)
Share-based compensation	1,465,000		1,465,000				1,465,000
Exercise of share-based awards	2,303,000			2,303,000			2,303,000
Exercise of share-based awards, shares	1,635,252	9,811,512
Foreign currency translation adjustments	3,162,000				3,162,000		3,162,000
Net income (loss)	(2,210,000)					(2,202,000)	(2,202,000)	(8,000)
Balance at Dec. 31, 2012	278,760,000	1,000	62,509,000	(42,307,000)	35,751,000	222,835,000	278,789,000	(29,000)
Balance, shares at Dec. 31, 2012		408,985,092
Repurchase of ordinary shares	(4,853,000)						(4,853,000)
Repurchase of ordinary shares, shares	(11,772,294)	(11,772,294)
Repurchase of ordinary shares				(4,853,000)
Share-based compensation	492,000		492,000				492,000
Exercise of share-based awards	3,041,000			3,041,000			3,041,000
Exercise of share-based awards, shares	2,172,103	14,261,718
Foreign currency translation adjustments	4,983,000				4,983,000		4,983,000
Net income (loss)	122,000					124,000	124,000	(2,000)
Balance at Dec. 31, 2013	282,545,000	1,000	63,001,000	(44,119,000)	40,734,000	222,959,000	282,576,000	(31,000)
Balance, shares at Dec. 31, 2013		411,474,516
Repurchase of ordinary shares	(28,902,000)						(28,902,000)
Repurchase of ordinary shares, shares	(70,774,015)	(70,774,015)
Repurchase of ordinary shares				(28,902,000)
Share-based compensation	45,000		45,000				45,000
Exercise of share-based awards	2,542			2,542,000			2,542,000
Exercise of share-based awards, shares	1,815,259	12,315,954
Foreign currency translation adjustments	(3,797,000)				(3,797,000)		(3,797,000)
Net income (loss)	(30,363,000)					(30,361,000)	(30,361,000)	(2,000)
Balance at Dec. 31, 2014	$ 222,070,000	$ 1,000	$ 63,046,000	$ (70,479,000)	$ 36,937,000	$ 192,598,000	$ 222,103,000	$ (33,000)
Balance, shares at Dec. 31, 2014		353,016,455